Research, Consulting and Supply Agreements (Details Narrative)	1 Months Ended						3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Apr. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Apr. 30, 2022 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 USD ($) Integer	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) Integer	Dec. 31, 2022 USD ($)	Dec. 31, 2017 Integer	Oct. 31, 2023 USD ($) shares
Research and Development Expense							$ 1,437,000	$ 2,734,000		$ 4,533,000	$ 7,739,000	$ 10,939,000	$ 6,990,000
Amarex Clinical Research LLC [Member]
Research and Development Expense							275,400	516,284		881,987	1,294,265	4,290,000	2,272,000
Research and Development Expense (Excluding Acquired in Process Cost)					$ 6,400,000	$ 8,400,000
Oil and Gas, Full Cost Method, Capitalized Cost Excluded from Amortization, Development Cost, Period Cost					125,000	$ 1,000,000						6,600,000
Research and development expense cost						4 years 7 months 6 days
Cost, Maintenance					$ 4,400,000
Amarex Clinical Research LLC [Member] | Advanced Pancreatic Cancer Study Agreement [Member]
Research and Development Expense							129,000	82,600		141,100	350,600
Amarex Clinical Research LLC [Member] | Post C O V I D Study Agreement [Member]
Research and Development Expense							27,500	447,600		195,800	783,400
Amarex Clinical Research LLC [Member] | Pancreatic Cancer [Member]
Research and Development Expense												600,000	1,691,000
Amarex Clinical Research LLC [Member] | Post COVID [Member]
Research and Development Expense												$ 3,690,000	581,000
Jubilant HollisterStier [Member]
Units manufactured | Integer														16,000
Number of vials | Integer									27,900			9,042
Inventory, Work in Process and Raw Materials									$ 1,432,000
Jubilant HollisterStier [Member] | Ampligen Manufacturing Agreement [Member]
Research and Development Expense							0	0		1,200	1,432,000
Jubilant HollisterStier [Member] | Research Consulting and Supply Agreements [Member]
Research and Development Expense												$ 1,432,000	79,000
Sterling Pharma Solutions [Member] | Master Service Agreement and Quality Agreement [Member]
Research and Development Expense							133,000	0		261,600	357,000
Erasmus University Medical Center [Member] | Joint Clinical Study Agreement [Member]
Research and Development Expense							0	0		79,000	100,000
Supplies Expense			$ 200,000
Azenova L L C [Member] | Consulting Agreement [Member]
Research and Development Expense							50,000	0		230,000	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value															$ 30,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number | shares															360,000
Monthly retainer fee	$ 10,000
Alcami Corporation [Member]
Research and Development Expense								8,800		14,000	25,000
Oil and Gas, Production Cost, Period Cost		$ 30,000
Pharma Solutions [Member] | Master Service Agreement and Quality Agreement [Member]
Research and Development Expense												363,000
Erasmus [Member] | Joint Clinical Study Agreement [Member]
Research and Development Expense				$ 200,000
Erasmus [Member] | Jjoint Clinical Study Agreement [Member]
Research and Development Expense												100,000
Azenova Sales International [Member]
Research and Development Expense												75,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value															$ 30,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number | shares															360,000
Alcami [Member]
Research and Development Expense		$ 30,000										65,000	18,000
Clinical Studies [Member]
Research and Development Expense							582,000	1,916,000		1,880,000	3,845,000	6,014,000	4,070,000
Manufacturing and Engineering [Member]
Research and Development Expense							306,000	396,000		882,000	2,783,000	3,220,000	1,241,000
Quality Control [Member]
Research and Development Expense							398,000	251,000		1,232,000	752,000	1,271,000	1,236,000
Regulatory [Member]
Research and Development Expense							$ 151,000	$ 170,000		$ 540,000	$ 359,000	$ 434,000	$ 443,000